Personnel Salaries and Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Personnel Expenses [Abstract]
Schedule of personnel salaries and expenses
	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$

Personnel compensation	248,926	265,312	260,445
Bonuses or gratifications	83,906	77,046	78,534
Stock-based benefits	(315)	(1,589)	(315)
Seniority compensation	25,878	22,380	25,006
Pension plans	(873)	1,026	567
Training expenses	2,659	2,887	4,918
Day care and kindergarten	2,812	2,769	2,731
Welfare funds	6,400	6,531	6,644
Other personnel expenses	28,282	32,308	31,627
Total	397,675	408,670	410,157